UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Retirement Fund Series VII
Investment Portfolio as of April 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares         Value ($)
                                                                                            -----------------------------


Common Stocks 21.1%
Consumer Discretionary 2.2%
Hotels Restaurants & Leisure 0.0%
McDonald's Corp.                                                                                    640           18,758
                                                                                                              ----------
Household Durables 0.2%
Harman International Industries, Inc.                                                               620           48,719
                                                                                                              ----------
Media 0.7%
Clear Channel Communications, Inc.                                                                  930           29,704
Time Warner, Inc.*                                                                                6,000          100,860
Viacom, Inc. "B"                                                                                  1,504           52,069
                                                                                                              ----------
                                                                                                                 182,633

Multiline Retail 1.0%
Dollar General Corp.                                                                              1,700           34,595
Federated Department Stores, Inc.                                                                 2,190          125,925
J.C. Penney Co., Inc.                                                                             2,070           98,139
                                                                                                              ----------
                                                                                                                 258,659

Specialty Retail 0.3%
Sherwin-Williams Co.                                                                                400           17,828
Staples, Inc.                                                                                     1,515           28,891
Urban Outfitters, Inc.*                                                                             610           27,023
                                                                                                              ----------
                                                                                                                  73,742

Consumer Staples 2.0%
Beverages 0.7%
Brown-Forman Corp. "B"                                                                              600           33,300
Coca-Cola Co.                                                                                     1,730           75,151
PepsiCo, Inc.                                                                                     1,260           70,107
                                                                                                              ----------
                                                                                                                 178,558

Food & Staples Retailing 0.2%
Safeway, Inc.*                                                                                    2,500           53,225
                                                                                                              ----------
Food Products 0.4%
General Mills, Inc.                                                                               2,230          110,162
                                                                                                              ----------
Household Products 0.6%
Procter & Gamble Co.                                                                              2,890          156,493
                                                                                                              ----------
Personal Products 0.1%
Avon Products, Inc.                                                                                 670           26,854
                                                                                                              ----------
Energy 1.8%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                                1,030           96,459
Burlington Resources, Inc.                                                                          420           20,416
ChevronTexaco Corp.                                                                               1,850           96,200
ConocoPhillips                                                                                      420           44,037
Devon Energy Corp.                                                                                  610           27,554
ExxonMobil Corp.                                                                                  3,018          172,117
                                                                                                              ----------
                                                                                                                 456,783

Financials 4.6%
Banks 1.3%
Bank of America Corp.                                                                             5,020          226,101
US Bancorp.                                                                                         660           18,414
Wachovia Corp.                                                                                    1,700           87,006
Zions Bancorp.                                                                                      250           17,507
                                                                                                              ----------
                                                                                                                 349,028

Capital Markets 1.4%
Lehman Brothers Holdings, Inc.                                                                    1,940          177,937
Morgan Stanley                                                                                      630           33,151
The Goldman Sachs Group, Inc.                                                                     1,550          165,524
                                                                                                              ----------
                                                                                                                 376,612

Consumer Finance 0.4%
MBNA Corp.                                                                                        5,470          108,032
                                                                                                              ----------
Diversified Financial Services 0.6%
CIT Group, Inc.                                                                                   1,780           71,699
Citigroup, Inc.                                                                                     856           40,198
JPMorgan Chase & Co.                                                                              1,060           37,619
                                                                                                              ----------
                                                                                                                 149,516

Insurance 0.9%
Allstate Corp.                                                                                    2,740          153,878
Hartford Financial Services Group, Inc.                                                             700           50,659
Prudential Financial, Inc.                                                                          330           18,860
                                                                                                              ----------
                                                                                                                 223,397

Health Care 2.8%
Biotechnology 0.4%
Amgen, Inc.*                                                                                        330           19,209
Charles River Laboratories International, Inc.*                                                     420           19,896
Genzyme Corp.*                                                                                      630           36,924
Invitrogen Corp.*                                                                                   560           41,031
                                                                                                              ----------
                                                                                                                 117,060

Health Care Equipment & Supplies 0.3%
Fisher Scientific International, Inc.*                                                            1,260           74,819
                                                                                                              ----------
Health Care Providers & Services 1.0%
Caremark Rx, Inc.*                                                                                2,670          106,933
Coventry Health Care, Inc.*                                                                         950           65,009
UnitedHealth Group, Inc.                                                                            390           36,859
WellPoint, Inc.*                                                                                    300           38,325
                                                                                                              ----------
                                                                                                                 247,126

Pharmaceuticals 1.1%
Allergan, Inc.                                                                                      700           49,273
Johnson & Johnson                                                                                 3,376          231,695
                                                                                                              ----------
                                                                                                                 280,968

Industrials 2.3%
Aerospace & Defense 0.9%
Goodrich Corp.                                                                                      860           34,658
Honeywell International, Inc.                                                                     1,060           37,906
Lockheed Martin Corp.                                                                             1,350           82,282
Northrop Grumman Corp.                                                                            1,070           58,679
United Technologies Corp.                                                                           250           25,430
                                                                                                              ----------
                                                                                                                 238,955

Commercial Services & Supplies 0.2%
Waste Management, Inc.                                                                            1,630           46,439
                                                                                                              ----------
Industrial Conglomerates 0.7%
3M Co.                                                                                              230           17,588
General Electric Co.                                                                              4,860          175,932
                                                                                                              ----------
                                                                                                                 193,520

Machinery 0.5%
Deere & Co.                                                                                         430           26,892
Parker-Hannifin Corp.                                                                             1,540           92,308
                                                                                                              ----------
                                                                                                                 119,200

Information Technology 3.3%
Communications Equipment 0.5%
Cisco Systems, Inc.*                                                                              1,190           20,563
Motorola, Inc.                                                                                    6,570          100,784
                                                                                                              ----------
                                                                                                                 121,347

Computers & Peripherals 0.9%
Dell, Inc.*                                                                                         780           27,167
EMC Corp.*                                                                                        8,550          112,176
International Business Machines Corp.                                                             1,210           92,420
                                                                                                              ----------
                                                                                                                 231,763

Internet Software & Services 0.2%
Google, Inc. "A"*                                                                                   260           57,200
                                                                                                              ----------
IT Consulting & Services 0.5%
Accenture Ltd. "A"*                                                                               2,000           43,400
Affiliated Computer Services, Inc. "A"*                                                           1,560           74,365
                                                                                                              ----------
                                                                                                                 117,765

Semiconductors & Semiconductor Equipment 0.3%
Altera Corp.*                                                                                     1,060           21,974
Applied Materials, Inc.*                                                                          1,990           29,591
Broadcom Corp. "A"*                                                                               1,040           31,107
                                                                                                              ----------
                                                                                                                  82,672

Software 0.9%
Microsoft Corp.                                                                                   1,810           45,793
Oracle Corp.*                                                                                    15,020          173,631
Symantec Corp.*                                                                                   1,310           24,602
                                                                                                              ----------
                                                                                                                 244,026

Materials 0.6%
Chemicals 0.4%
Dow Chemical Co.                                                                                  1,200           55,116
PPG Industries, Inc.                                                                                650           43,908
                                                                                                              ----------
                                                                                                                  99,024

Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                             1,500           51,405
                                                                                                              ----------
Telecommunication Services 0.8%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                        990           56,390
Sprint Corp.                                                                                      4,150           92,379
Verizon Communications, Inc.                                                                      1,310           46,898
                                                                                                              ----------
                                                                                                                 195,667
Utilities 0.7%
Electric Utilities 0.5%
Edison International                                                                                860           31,218
Exelon Corp.                                                                                        890           44,055
PG&E Corp.                                                                                        1,910           66,314
                                                                                                              ----------
                                                                                                                 141,587
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group                                                                          830           43,625
                                                                                                              ----------

Total Common Stocks (Cost $5,067,327)                                                                          5,475,339
                                                                                                              ----------
                                                                                             Principal
                                                                                             Amount ($)        Value ($)
                                                                                             ----------        ---------

US Government Backed 79.3%
US Treasury STRIPS, Principal Only, 3.713%**, 5/15/2008
(Cost $19,058,789)                                                                           23,018,000       20,581,038
                                                                                                              ----------
                                                                                                 Shares         Value ($)
                                                                                                 ------         ---------

Cash Equivalents 0.3%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $89,366)                                                                                   89,366           89,366
                                                                                                              ----------

                                                                                                   % of
                                                                                                  Net Assets    Value ($)
                                                                                                  ----------    ---------

Total Investment Portfolio  (Cost $24,215,482)                                                    100.7       26,145,743
Other Assets and Liabilities, Net                                                                  -0.7         -182,876
                                                                                                              ----------
Net Assets                                                                                        100.0       25,962,867
                                                                                                              ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity, not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

                                                                  Number of     Expiration       Strike
Written Options                                                     Options       Date           Price         Value ($)
-------------------------------------------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                            6          5/1/2005        22.5              150
-------------------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $151)                                                           150
-------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Retirement Fund - Series VII


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Retirement Fund - Series VII

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005